INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets	$ 2,312,933	$ 2,407,444
Intangible assets
Intangible assets
Intangible assets	2,403,037	2,497,529
Impairment allowance
Intangible assets
Intangible assets	$ (90,104)	$ (90,085)	$ (89,887)